Quarterly Results Of Operations (Unaudited) (Unaudited Consolidated Quarterly Results Of Operations) (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 28, 2017	Mar. 29, 2017	Dec. 28, 2016	Sep. 28, 2016	Jun. 29, 2016	Mar. 23, 2016	Dec. 23, 2015	Sep. 23, 2015	Jun. 28, 2017	Jun. 29, 2016		Jun. 24, 2015
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 810,661	$ 810,641	$ 771,043	$ 758,492	$ 881,681	$ 824,639	$ 788,610	$ 762,559	$ 3,150,837	$ 3,257,489		$ 3,002,278
Income before provision for income taxes	67,662	59,612	48,268	32,966	91,212	78,150	68,272	48,753	208,508	286,387		284,277
Net income	$ 50,584	$ 42,369	$ 34,637	$ 23,233	$ 62,217	$ 57,502	$ 47,694	$ 33,207	$ 150,823	$ 200,620	[1]	$ 194,659	[1]
Basic net income per share (in dollars per share)	$ 1.03	$ 0.87	$ 0.70	$ 0.42	$ 1.12	$ 1.01	$ 0.81	$ 0.55	$ 2.98	$ 3.47		$ 3.09
Diluted net income per share (in dollars per share)	$ 1.02	$ 0.86	$ 0.69	$ 0.42	$ 1.10	$ 1.00	$ 0.80	$ 0.54	$ 2.94	$ 3.42		$ 3.02
Basic weighted average shares outstanding (in shares)	48,917	48,954	49,833	54,844	55,657	56,673	59,198	60,225	50,638	57,895		63,072
Diluted weighted average shares outstanding (in shares)	49,435	49,506	50,480	55,576	56,394	57,407	59,899	61,208	51,250	58,684		64,404

[1]	We discovered immaterial errors in prior years relating to the accuracy of certain tax accounts. While we concluded that the impact of these errors on our previously-issued consolidated financial statements was not material, we revised our previously-reported consolidated financial statements for the fiscal years ended June 29, 2016 and June 24, 2015. The revisions to the consolidated statements of shareholder's (deficit) equity include a $10.3 million decrease to retained earnings at the beginning of fiscal 2015 and decreases to net income of $2.1 million and $0.1 million for fiscal 2015 and fiscal 2016, respectively, for a total reduction of $12.5 million. For additional information, see Note 16—Immaterial Correction of Prior Period Financial Statements.